Acquisitions of Subsidiaries (Details 4) (USD $)				0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2011 Beijing Jiahua	Aug. 31, 2011 Beijing Jiahua Beijing Advertisement	Aug. 31, 2011 Beijing Jiahua Customer relationship	Aug. 31, 2011 Beijing Jiahua Non-compete agreements
Allocated Value
Total tangible assets acquired				$ 78,775
Liabilities assumed				(468)
Goodwill	51,600,039	49,400,739	49,328,352	9,541,048
Deferred tax liabilities				(1,065,320)
Intangible assets acquired:						3,307,686	953,596
Total consideration				12,815,317
Amortization Period						7 years 3 months 18 days	2 years 7 months 6 days
Percentage of subsidiary equity interest as consideration					16.00%
Fair value of equity interest					3,398,954
Cash consideration				$ 9,416,363